Trade and Other Receivables	12 Months Ended
Dec. 31, 2023
Trade and Other Receivables [Abstract]
Trade and Other Receivables
6.	Trade and Other Receivables

	December 31,	December 31,
	2023	2022
Trade accounts receivable	$155,785	$720,085
Sales taxes receivable	39,111	91,416
Other receivables	89,617	424,118
	$284,513	$1,235,619

As at December 31, 2023, there were four customers (2022 – one customer) with an amount greater than 10% of the Company’s trade accounts receivable which represented 81% of the balance (2022 – 85%). During the year ended December 31, 2022, the Company recorded a bad debt expense of $332,715, within general and administrative expenses, as the amounts were not collectible from the customer. The Company did not recognize any bad debt expense during the year ended December 31, 2023.